SHARE-BASED COMPENSATION	12 Months Ended
Feb. 28, 2021
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

25.         SHARE-BASED COMPENSATION

In June 2010, the Company adopted the 2010 Share Incentive Plan. The plan permits the grant of options to purchase the Class A common shares, share appreciation rights, restricted shares, restricted share units, dividend equivalent rights and other instruments as deemed appropriate by the administrator under the plans. In August 2013, the Company amended and restated the 2010 Share Incentive Plan (the “Amendment”). Pursuant to the Amendment, the maximum aggregate number of Class A common shares that may be issued pursuant to all awards under the share incentive plan is equal to five percent (5%) of the total issued and outstanding shares as of the date of the Amendment. However, the shares reserved may be increased automatically if and whenever the unissued share reserve accounts for less than one percent (1%) of the total then issued and outstanding shares, so that after the increase, the shares unissued and reserved under this plan immediately after each such increase shall equal five percent (5%) of the then issued and outstanding shares.

In June, 2020, the Company adopted the 2020 Share Incentive Plan. The 2020 Plan permits the grant of options to purchase Class A common shares, restricted shares, restricted share units and other instruments as deemed appropriate by the administrator under the plan. Pursuant to the 2020 Plan, the maximum aggregate number of shares that may be issued pursuant to all awards (including incentive share options) (the “Award Pool”) is initially five percent (5)% of the total issued and outstanding shares as of the effective date of the 2020 Plan, provided that (A) the Award Pool shall be increased automatically if and whenever the number of shares that may be issued pursuant to ungranted awards under the 2020 Plan (the “Ungranted Portion”) accounts for less than one percent (1)% of the then total issued and outstanding shares of the Company, so that for each automatic increase, the Ungranted Portion immediately after such increase shall equal five percent (5)% of the then total issued and outstanding shares of the Company, and (B) the size of the Award Pool shall be equitably adjusted in the event of any share dividend, subdivision, reclassification, recapitalization, split, reverse split, combination, consolidation or similar transactions.

The Company’s 2010 Share Incentive Plan has ceased to be used for grants of future awards upon the effectiveness of the 2020 Plan.

Non-vested shares – service condition

During the year ended February 28, 2019, the Company granted 2,801,437 service-based non-vested shares to employees and directors which generally vest annually in equal batches over a period of 1 to 13 years.

During the year ended February 29, 2020, the Company granted 1,376,628 service-based non-vested shares to employees and directors which generally vest annual in equal batches over a period of 1 to 8 years.

During the year ended February 28, 2021, the Company granted 1,737,898 service-based non-vested shares to employees and directors which generally vest annual in equal batches over a period of 1 to 6 years.

25.         SHARE-BASED COMPENSATION – continued

Non-vested shares – service condition - continued

The activities of non-vested shares granted with service condition were summarized as follows:

	Service Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 29, 2020	10,272,692	47.73

Granted	1,737,898	210.77
Forfeited	1,361,601	56.77
Vested	2,264,663	49.16

Outstanding as of February 28, 2021	8,384,326	79.67

The Company recorded compensation expense of $74,231, $114,027 and $146,410 for the years ended February 28, 2019, February 29, 2020 and February 28, 2021 related to service-based non-vested shares, respectively.

As of February 28, 2021, the unrecognized compensation expense related to the service-based non-vested share awards amounted to $552,612, which is expected to be recognized over a weighted-average period of 4.0 years. The total fair value of service-based non-vested shares that vested during the years ended February 28, 2019, February 29, 2020 and February 28, 2021 was $41,527, $77,012 and $111,331, respectively.

25.         SHARE-BASED COMPENSATION - continued

Non-vested shares – performance condition

During the year ended February 28, 2021, the Company granted 602,203 performance-based non-vested shares to employees which generally vest annual in equal batches over a period of 1 to 6 years. The vesting of awards is subject to the satisfaction of both a service and performance condition based on individual performance evaluations.

The activities of non-vested shares granted with performance condition were summarized as follows:

	Performance Condition
	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 29, 2020	—

Granted	602,203	220.49
Forfeited	45,590	215.85

Outstanding as of February 28, 2021	556,613	220.87

The Company recorded compensation expense of $54,556 for the years ended February 28, 2021 related to performance-based non-vested shares.

As of February 28, 2021, the unrecognized compensation expense related to the performance-based non-vested share awards amounted to $93,123, which is expected to be recognized over a weighted-average period of 3.4 years.

Share options

Share options granted to employees and directors expire ranging from 8 to 12 years from the date of grant.

During the year ended February 28, 2019, the Company granted 23,000 share options to employees at exercise prices ranging from $107.67 to $109.98. These share options vest annually in equal batches over a period from 3 to 4 years.

During the year ended February 29, 2020, the Company granted 203,179 share options to employees at exercise prices ranging from $63.00 to $115.80. These share options vest annually in equal batches over a period from 3 to 4 years.

During the year ended February 28, 2021, the Company granted 82,003 share options to employees at exercise prices ranging from $208.41 to $239.01. These share options vest annually in equal batches over a period from 4 to 6 years.

The fair value of each option granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended	For the year ended	For the year ended
	February 28, 2019	February 29, 2020	February 28, 2021
Risk-free interest rate(1)	2.89%-2.92%	1.63%-2.35%	0.31%-0.51%
Expected life (years)(2)	6.00-6.25	6.00-6.25	6.25-7.43
Expected dividend yield(3)	0%	0%	0%
Volatility(4)	34.0%-34.5%	34.2%-35.1%	35.8%-35.9%
Fair value of options at grant date per share	$42.09 to $42.55	$43.53 to $72.09	$65.55 to $90.06

25.         SHARE-BASED COMPENSATION - continued

Share options-continued

(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company’s share price applying the guidance provided by ASC 718. The Company begins to estimate the volatility assumption solely based on its historical information since October 2010.

The activities of share options for the years ended February 28, 2021 were as follows:

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 29, 2020	1,047,125	35.03	7.25	134,183

Granted	82,003	222.56
Exercised	359,178	23.42
Forfeited	231,367	43.72

Outstanding as of February 28, 2021	538,583	67.58	6.96	88,975

Vested and expected to vest as of February 28, 2021	538,583	67.58	6.96	88,975
Exercisable as of February 28, 2021	224,969	33.61	6.06	44,771

The Company recorded compensation expense of $3,046, $3,916 and $3,979 for the years ended February 28, 2019, February 29, 2020 and February 28, 2021 related to share options, respectively.

Total intrinsic value of options exercised for the years ended February 28, 2019, February 29, 2020 and February 28, 2021 was $19,863, $12,139 and $74,154, respectively. The total fair value of options vested during the years ended February 28, 2019, February 29, 2020 and February 28, 2021 was $2,764, $3,225 and $4,315, respectively.

As of February 28, 2021, there was $11,530 unrecognized share-based compensation expense related to share options, which is expected to be recognized over a weighted-average vesting period of 3.9 years.

25.         SHARE-BASED COMPENSATION - continued

The total compensation expense is recognized on a straight-line basis over the respective vesting periods. The Group recorded the related compensation expense of $77,277, $117,943 and $204,945 for the years ended February 28, 2019, February 29, 2020 and February 28, 2021, respectively.

Table below shows the summary of share-based compensation expense:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2019	2020	2021

Cost of revenues	$706	$1,074	$1,803
Selling and marketing expenses	10,454	19,356	56,609
General and administrative expenses	66,117	97,513	146,533

Total	$77,277	$117,943	$204,945